FINANCIAL TRUSTS - Micro Lending (Details) - Dec. 31, 2025 ₫ in Thousands, $ in Thousands	ARS ($)	VND (₫)
Micro Lending Trust Financial Trust, III
FINANCIAL TRUSTS
Securitized Amount | $	$ 39,779
Micro Lending Trust Financial Trust, III | VDF TV A vto 03/12/13 [member]
FINANCIAL TRUSTS
Securities issued		₫ 31,823
Micro Lending Trust Financial Trust, III | VDF B Vto: 11/12/13 [member]
FINANCIAL TRUSTS
Securities issued		6,364
Micro Lending Trust Financial Trust, III | CP Vto: 10/12/16 [member]
FINANCIAL TRUSTS
Securities issued		1,592
Micro Lending Financial Trusts, IV
FINANCIAL TRUSTS
Securitized Amount | $	$ 40,652
Micro Lending Financial Trusts, IV | VDF TV A Vto: 06/20/13 [member]
FINANCIAL TRUSTS
Securities issued		32,522
Micro Lending Financial Trusts, IV | VDF B Vto: 10/20/13 [member]
FINANCIAL TRUSTS
Securities issued		6,504
Micro Lending Financial Trusts, IV | CP Vto: 06/29/17 [member]
FINANCIAL TRUSTS
Securities issued		₫ 1,626